Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
Note 17 – Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for leases for low value assets and leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate of borrowing rate on commencement of the lease is used.
Right to use assets are initially measured at the amount of the lease liability.
Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-to-use assets are amortized on a straight-line basis over the shorter period of the remaining term of the lease or over the remaining economic life of the asset.

Nature of leasing activities

The Company enters into agreements for the lease of trucks and private vehicles for periods of 5 and 3 years respectively. The Company's lease payment liability is secured by the lessor’s legal ownership of the assets.

Right of use assets, net

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars
Cost:
Opening balance	6,612	7,333	1,823
Dispositions	(2,408)	(2,180)	(664)
Additions	1,137	1,459	314
Closing balance	5,341	6,612	1,473

Accumulated depreciation:
Opening balance	3,221	3,245	888
Dispositions	(2,408)	(2,180)	(664)
Depreciation	2,404	2,156	663
Closing balance	3,217	3,221	887

Net book value	2,124	3,391	586

Leases liabilities

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Opening balance	3,478	4,198	959
Additions	1,137	1,460	313
Payments	(2,408)	(2,180)	(664)
Closing balance	2,207	3,478	608

Amounts recognized in Statement of income

	For the year ended December 31
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Depreciation expense on right-to-use assets	2,404	2,156	663
Interest expense on lease liabilities	75	126	21
Cancellation of rental expenses	(2,483)	(2,306)	(685)
	(4)	(24)	(1)